Gains or losses on non financial assets, net	12 Months Ended
Dec. 31, 2020
Gains (losses) on disposals of non-current assets [abstract]
Gains or losses on non financial assets, net	Gains or losses on non financial assets, netThe detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follow:

EUR million
	2020	2019	2018
Gains:
Tangible and intangible assets	89	131	124
Investments	60	1,219	2
Of which:
Custody Business (note 3)	—	989	—
Prisma	—	194	—
	149	1,350	126
Losses:
Tangible and intangible assets	(34)	(55)	(92)
Investments	(1)	(4)	(6)
	(35)	(59)	(98)
	114	1,291	28